Business Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Business Segments
Business Segments

We are a diversified hospitality company with operations organized in two distinct operating segments, following the spin-offs: (i) management and franchise; and (ii) ownership. These segments are managed separately because of their distinct economic characteristics.

The management and franchise segment includes all of the hotels we manage for third-party owners, as well as all franchised hotels operated or managed by someone other than us. As of December 31, 2016, this segment included 559 managed hotels and 4,175 franchised hotels totaling 4,734 properties consisting of 738,724 rooms. This segment also earns fees for managing properties in our ownership segment.

As of December 31, 2016, the ownership segment included 74 properties totaling 22,291 rooms, comprising 65 hotels that we wholly owned or leased, one hotel owned by a consolidated non-wholly owned entity, two hotels leased by consolidated VIEs and six hotels owned or leased by unconsolidated affiliates.

Effective January 3, 2017, as a result of the completion of the spin-offs, our ownership of 58 hotels, as well as our ownership interests in nine hotels that were owned or leased by unconsolidated affiliates, were transferred to Park and managed or franchised by Hilton. Additionally, our timeshare properties, which were included in our historical timeshare segment, were owned by HGV and franchised by Hilton. As such, the financial position and results of operations for these properties as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014 were included within discontinued operations in our consolidated financial statements.

Prior to the spin-offs, the performance of our operating segments was evaluated primarily on Adjusted EBITDA. Following the spin-offs, the performance of our operating segments is evaluated primarily on operating income, without allocating corporate and other revenues and expenses or indirect general and administrative expenses, as we have simplified our operating segments and certain adjustments included in Adjusted EBITDA on a segment basis are no longer applicable.

The following table presents revenues for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Management and franchise(1)	$1,580	$1,496	$1,302
Ownership	1,452	1,596	1,776
Segment revenues	3,032	3,092	3,078
Other revenues	82	71	80
Other revenues from managed and franchised properties	4,310	4,011	3,567
Intersegment fees elimination(1)	(42)	(41)	(37)
Total revenues	$7,382	$7,133	$6,688
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(1)	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.

The following table presents operating income for our reportable segments, reconciled to consolidated income from continuing operations before income taxes:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Management and franchise(1)	$1,580	$1,496	$1,302
Ownership(1)	115	141	153
Segment operating income	1,695	1,637	1,455
Other revenues, less other expenses	31	31	22
Depreciation and amortization	(364)	(385)	(363)
Impairment loss	(15)	(9)	—
General and administrative	(403)	(537)	(411)
Gain on sales of assets, net	8	163	—
Operating income	952	900	703
Interest expense	(394)	(377)	(416)
Gain (loss) on foreign currency transactions	(16)	(41)	26
Other non-operating income, net	14	51	20
Income from continuing operations before income taxes	$556	$533	$333
____________

(1)	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.

The following table presents total assets for our reportable segments, reconciled to consolidated amounts of continuing operations:

	December 31,
	2016	2015
	(in millions)
Management and franchise	$10,825	$11,078
Ownership	1,032	1,116
Corporate and other	2,529	1,960
	$14,386	$14,154

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated capital expenditures of continuing operations:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Ownership	$45	$52	$76
Corporate and other	17	15	8
	$62	$67	$84

Total revenues by country were as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
U.S.	$5,315	$4,935	$4,355
United Kingdom	955	1,017	874
All other	1,112	1,181	1,459
	$7,382	$7,133	$6,688

Other than the countries included above, there were no countries that individually represented more than 10 percent of total revenues for the years ended December 31, 2016, 2015 and 2014.

Property and equipment, net by country was as follows:

	December 31,
	2016	2015
	(in millions)
U.S.	$92	$141
Japan	87	76
United Kingdom	79	100
Germany	35	37
All other	48	57
	$341	$411

Other than the countries included above, there were no countries that individually represented more than 10 percent of total property and equipment, net as of December 31, 2016 and 2015.